Apr. 30, 2025
(Allspring Large Cap Value Fund) | (Allspring Large Cap Value Fund - Class R6)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Class R6
Management Fees	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.49%
Fee Waivers	(0.09)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.40%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through August 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.40% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap.
Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

After:	Class R6
1 Year	$41
3 Years	$148
5 Years	$265
10 Years	$607